UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  6/30/13

Item 1.  Reports to Stockholders.

OnTrack Core Fund

Semi-Annual Report

June 30, 2013

Investor Class Shares (OTRFX)

Advisor Class Shares (OTRGX)

1-855-747-9555

www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

OnTrack Core Fund
Portfolio Review (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ended June 30, 2013, as compared to its benchmark:
Since Inception
January 15, 2013
Ontrack Core Fund - Investor Class	2.63%
S&P 500 Total Return **	10.18%

Ontrack Core Fund - Advisor Class ***	(0.14)%
S&P 500 Total Return **	0.91%

*  The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-855-747-9555.

** The S&P 500 Total Return is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

*** Inception date for Advisor Class is June 21, 2013.

Top Holdings	% of Net Assets
Money Market Fund	93.7%
Debt Fund	6.8%
Other, Cash & Cash Equivalents	-0.5%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
Shares				Value
		MUTUAL FUNDS - 6.8%
		DEBT FUND - 6.8%
1,000		Forward Select Income Fund - Institutional Class		$ 25,000
270,846		Rydex Inverse High Yield Strategy Fund		6,527,380
		TOTAL MUTUAL FUNDS (Cost - $6,447,500)		6,552,380

		SHORT-TERM INVESTMENTS - 93.7%
		MONEY MARKET FUND - 93.7%
90,768,435		Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class 0.07% *,+
		(Cost - $90,768,435)		90,768,435

		TOTAL INVESTMENTS - 100.5% (Cost - $97,215,935) (a)		$ 97,320,815
		LIABILITIES LESS OTHER ASSETS - (0.5) %		(453,408)
		NET ASSETS - 100.0%		$ 96,867,407

	*	Money market fund; interest rate reflects seven-day effective yield on June 30, 2013.
	+	All or part of the security was held as collateral for swaps outstanding as of June 30, 2013.
	(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $97,215,935 and differs from market
		value by sent unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 105,630
			Unrealized Depreciation:	(750)
			Net Unrealized Appreciation:	$ 104,880

TOTAL RETURN SWAPS
Reference Entity		Number of Shares	Notional Amount	Interest Rate (1)	Termination Date	Counterparty	Unrealized Depreciation
Third Avenue Focused Credit Investor		1,500,000	4,852,150	1-Mth USD_LIBOR plus 30 bp	5/29/2014	CS	$ (159,646)
Third Avenue Focused Credit Investor		1,500,000	4,809,058	1-Mth USD_LIBOR plus 30 bp	6/3/2014	CS	(202,038)
							$ (361,684)
CS	Credit Suisse Capital, LLC.
(1)Interest rate is based upon predeterminied notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

OnTrack Core Fund
Statement Of Assets and Liabilities (Unaudited)
June 30, 2013 (a)

ASSETS
Investment securities:
At cost	$ 97,215,935
At value	97,320,815
Receivables:
Fund shares sold	100,070
Interest	10,520
Prepaid expenses and other assets	91,645
TOTAL ASSETS	97,523,050

LIABILITIES
Payables:
Unrealized depreciation on swap contracts	361,684
Investment advisory fees	262,871
To other affiliates	28,459
For Fund shares redeemed	2,629
TOTAL LIABILITIES	655,643
NET ASSETS	$ 96,867,407

NET ASSETS CONSIST OF:
Capital Stock	95,038,376
Accumulated net investment loss	(154,227)
Accumulated net realized gain from investment and swaps	2,240,062
Net unrealized appreciation (depreciation) on:
Investment	104,880
Swaps	(361,684)
NET ASSETS	$ 96,867,407

NET ASSET VALUE PER SHARE:
Investor Class Shares:
Net Assets	$ 95,968,381
Shares of beneficial interest outstanding [No par value, unlimited shares of beneficial interest authorized]	1,872,715
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 51.25

Advisor Class Shares: (b)
Net Assets	$ 899,026
Shares of beneficial interest outstanding [No par value, unlimited shares of beneficial interest authorized]	17,544
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 51.24

(a) The Fund commenced operation on January 15, 2013.
(b) Advisor Class commenced operation on June 21, 2013.

See accompanying notes to financial statements.

OnTrack Core Fund
Statement of Operations (Unaudited)
For the Period Ended June 30, 2013 (a)

INVESTMENT INCOME
Interest	$ 12,503
Dividends	808,445
TOTAL INVESTMENT INCOME	820,948

EXPENSES
Investment advisory fees	844,753
Shareholder servicing fees	33,790
NET EXPENSES	878,543

NET INVESTMENT LOSS	(57,595)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SWAPS:
Net realized gain from:
Investments	964,207
Swaps	1,275,855
2,240,062

Net change in unrealized appreciation (depreciation):
Investments	104,880
Swaps	(361,684)
(256,804)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND SWAPS	1,983,258

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 1,925,663

(a) The Fund commenced operation on January 15, 2013.

See accompanying notes to financial statements.

OnTrack Core Fund
Statement of Changes in Net Assets (Unaudited)

For the
Period Ended
June 30, 2013 (a)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss	$ (57,595)
Net realized gain from investment and swaps	2,240,062
Net change in unrealized appreciation (depreciation) on investments and swaps	(256,804)
Net increase in net assets resulting from operations	1,925,663

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Investor Class	(96,632)

SHARES OF BENEFITCIAL INTEREST
Proceeds from shares sold:
Investor Class	108,821,627
Advisor Class	898,796
Net asset value of shares issued in reinvestment of distributions:
Investor Class	74,492
Payments for shares redeemed:
Investor Class	(14,756,539)
Total increase in net assets from share of beneficial interest	95,038,376

TOTAL INCREASE IN NET ASSETS	96,867,407

NET ASSETS
Beginning of Period	-
End of Period^	$ 96,867,407
^ Includes accumulated net investment loss	$ (154,227)

SHARE ACTIVITY
Investor Class:
Shares Sold	2,158,829
Shares issued in reinvestment of Distribution	1,470
Shares Redeemed	(287,584)
Net increase in shares of beneficial interest outstanding	1,872,715

Advisor Class: (b)
Shares Sold	17,544

(a) The Fund commenced operation January 15, 2013.
(b) Advisor Class commenced operation on June 21, 2013.

See accompanying notes to financial statements.

OnTrack Core Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Investor Class	Advisor Class
	For the Period Ended June 30, 2013 (a)	For the Period Ended June 30, 2013 (b)
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$ 50.00	$ 51.31

Activity from investment operations:
Net investment loss (c)	(0.04)	(0.01)
Net realized and unrealized
gain (loss) on investments	1.35	(0.06)
Total from investment operations	1.31	(0.07)

Less distributions from:
Net investment income	(0.06)	-
Total distributions	(0.06)	-

Net asset value, end of period	$ 51.25	$ 51.24

Total return (d,e)	2.63%	(0.14)%

Net assets, at end of period (000s)	$ 95,968	$ 899

Ratio of net expenses to average
net assets (f,g)	2.60%	2.85%
Ratio of net investment loss
to average net assets (f,g,h)	(0.17)%	(0.42)%

Portfolio Turnover Rate (e)	195%	195%

(a) The Fund commenced operation on January 15, 2013.
(b)	Advisor Class commenced operation on June 26, 2013.
(c)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(d)	Total returns assumes reinvestment of all distributions.
(e) Not Annualized.
(f) Annualized.
(g)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Ontrack Core Fund

Notes to Financial Statements (Unaudited)

June 30, 2013

1.

ORGANIZATION

Ontrack Core Fund (the “Fund”) is a non-diversified series of shares of Advisor Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks total returns while keeping the Fund’s volatility and downside risk below that of major equity market indices. The Fund commenced operations on January 15, 2013.

The Fund currently offers two classes of shares: Investor Class and Advisor Class. Investor Class shares commenced operations on January 15, 2013 and Advisor Class shares on June 21, 2013. Investor Class and Advisor Class shares are offered at Net Asset Value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available.   Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Ontrack Core Fund

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Ontrack Core Fund

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Debt Fund	$ 6,552,380	$ -	$ -	$ 6,552,380
Short-Term Investments	90,768,435	-	-	90,768,435
Total Investments	$ 97,320,815	$ -	$ -	$ 97,320,815
Liabilities
Derivatives:
Swaps	$ -	$ (361,684)	$ -	$ (361,684)
Total Derivatives	$ -	$ (361,684)	$ -	$ (361,684)

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classifications.

Swap Contracts – The Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing their investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector).  Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”.  Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party.  The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.  The Fund will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Ontrack Core Fund

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

The Fund may enter into Credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk.  The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The Fund collateralizes swap agreements with cash and certain securities if indicated on the Schedule of Investments of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund is regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Ontrack Core Fund

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns to be filed for 2013. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended June 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $87,625,991 and $82,142,698, respectively.

The Fund uses derivative instruments as part of the principal investment strategy to achieve its investment objective.  For additional discussion on the risks associated with derivative instruments refer to Note 2.  As of June 30, 2013, the Fund invested in swap contracts.

Ontrack Core Fund

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

At June 30, 2013, the fair value of derivatives instruments was as follows:

Liabilities derivatives
	Equity risk	Credit risk	Total
Swap Contracts[1]	$ -	$ (361,684)	(361,684)
Total	-	(361,684)	(361,684)

1. Statement of Assets and Liabilities location: Unrealized depreciation on swaps

Transactions in derivative instruments during the period ended June 30, 2013, were as follows:

	Equity risk	Credit risk	Total
Realized gain (loss)[2]
Swap contracts	$ (92,623)	$ 1,368,478	1,275,855
Total realized gain (loss)	$ (92,623)	$ 1,368,478	$ 1,275,855
Change in unrealized appreciation (depreciation)[3]
Swap contracts	$ -	$ (361,684)	(361,684)
Total change in unrealized appreciation (depreciation)	$ -	$ (361,684)	$ (361,684)

2. Statement of Operations location: Net realized gain on swaps.
3. Statement of Operations location: Change in unrealized appreciation (depreciation) on swaps.

The derivative instruments outstanding as of June 30, 2013 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

4.  INVESTMENT ADVISORY AGREEMENTS / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Advisors Preferred LLC (“Advisor”), serves as investment adviser to the Fund.  The Advisor has engaged Price Capital management, Inc. (the “Sub-Advisor”) to serve as the sub-advisor to the Fund. The Advisor has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor computed and accrued daily and paid monthly at an annual rate of 2.50% of the Fund’s average daily net assets. Pursuant to the advisory agreement, the Advisor pays all operating expenses of the Fund, with exception of shareholder servicing fees, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest dividend on securities sold short, if any), taxes and extraordinary expenses. After paying operating expenses, the Advisor retains 0.35% and then pays the remainder to the Sub-Adviser.

Pursuant to the terms of an administrative servicing agreement with GFS, Gemini receives a monthly fee for all operating expenses of the Fund, which is calculated on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees.  The approved entities may be affiliates of GFS.  GFS provides a Principal Financial Officer to the Fund.

Ontrack Core Fund

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets attributable to the Advisor Class and is paid to Ceros Financial Services (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of Advisor Class accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Distributor is an affiliate of the Advisor.

During the period ended June 30, 2013, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Advisor executed trades on behalf of Ontrack Core Fund and received $1,820 respectively, in trade commissions.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $5,000 per year, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Effective as of July 1, 2013, the annual compensation payable to each Trustee who is not an “interested person” of the Trust or Advisor will be $10,000 per year, including reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly.

6. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.  UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Fidelity Institutional Money Market Funds – Money Market Portfolio.  The Fund may redeem its investments at any time if the Advisor or Sub-Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Institutional Money Market Funds - Government Portfolio.  The financial statements of the Fidelity Institutional Money Market Funds – Money Market Portfolio, including the portfolio of investments, can be found at the website, www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of June 30, 2013, the Fund had invested approximately 93.7% of its net assets in the Fidelity Institutional Money Market Funds – Money Market

Ontrack Core Fund

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013

8.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Ontrack Core Fund

Expense Example (Unaudited)

June 30, 2013

As a shareholder of Ontrack Core Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Ontrack Core Fund  and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 15, 2013 (commencement of operations) through June 30, 2013.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Ontrack Core Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
Actual
Expenses		1/15/2013	6/30/2013	1/15/2013-6/30/2013
Investor Class	2.60%	$1,000.00	$1,026.30	$12.05

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period **
Actual
Expenses		6/21/2013	6/30/2013	6/21/2013-6/30/2013
Advisor Class	2.85%	$1,000.00	$998.60	$0.78
Table 2
Hypothetical ***	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period ****
(5% return before expenses)
		1/1/2013	6/30/2013	1/1/2013-6/30/2013
Investor Class	2.60%	$1,000.00	$1,011.90	$12.97
Advisor Class	2.85%	$1,000.00	$1,010.66	$14.21

*   Investor Class expense are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period, multiplied by the Fund’s annualized expense multiplied by the number of days in the period (167) divided by the number of days in the fiscal year (365).

**  Advisor Class expense are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio,  multiplied by the number of days in the period, multiplied by the Fund’s annualized expense multiplied by the number of days in the period (10) divided by the number of days in the fiscal year (365).

***  Please note that while the Fund commenced operations on January 15, 2013 and Advisor Class commence operation on June 21, 2013, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period January 1, 2013 to June 30, 2013.

**** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the numbers of days in the fiscal year (365).

Approval of Advisory and Sub-Advisory Agreement – OnTrack Core Fund

Approval of Investment Advisory Agreement

At a meeting held on November 27, 2012, (the “Organizational Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the OnTrack Core Fund (the “Fund”), a new series of the Trust.

At the Organizational Meeting, the Board, including a majority of the Independent Trustees also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Price Capital Management, Inc. (the “Sub-Adviser”).

 In connection with the Board’s consideration of the Agreement, the Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel; (b) the Adviser’s operations and financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s proposed overall fees and operating expenses compared with similar mutual funds; (f) the anticipated level of profitability from the Adviser’s fund-related operations; (g) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (h) information regarding the historical performance record of other mutual funds advised by the Adviser.

In its consideration of the approval of the Advisory Agreement for the Fund, the Independent Trustees did not identify any single factor as controlling.  Matters considered by the Independent Trustees in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.   The Adviser provided the Board with an executive summary of the Adviser’s business. It was noted that the Adviser commenced operations in 2011 to provide services to established investment advisers that sought to advise a mutual fund structure without engaging in the non-portfolio management operations of a registered investment company. The Board then reviewed materials provided by the Adviser related to the proposed Advisory Agreement with the Trust, including the Adviser’s Form ADV, a description of the manner in which investment decisions are made and executed for the Fund, a description of the services to be provided by the Adviser and those services retained by the proposed sub-adviser to the Fund, a review of the professional personnel performing services that would perform services for the Fund, including the team of individuals that primarily monitor and execute the investment and administration process, and a certification from the Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.  In reaching their conclusions, the Trustees considered that the Adviser will delegate day-to–day investment decisions of the Fund to a sub-adviser and will generally provide management and operational oversight of the sub-adviser.  The Trustees then reviewed the description provided by the Adviser of its practices for monitoring compliance with the Fund’s investment limitations and concluded that such practices were adequate.  The Trustees then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Investment Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund were satisfactory and reliable.

Performance. The Trustees considered that although the Adviser was not newly formed, the Adviser generally delegated its day-to-day investment decisions to a sub-adviser and did not have a record of prior performance to submit to this Meeting. The Trustees considered other mutual funds advised by the Adviser and sub-advised by a third party, and considered the historical performance of the investment strategy managed by the sub-adviser currently under consideration for the Fund.  The Trustees concluded that the represented performance of other funds advised by the Adviser, the Adviser’s contribution to the operations of those funds and the past performance of the proposed sub-adviser to the Fund was satisfactory.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser, the Trustees discussed the comparison of management fees and total operating expense data provided to them and reviewed the Fund’s advisory and overall expenses compared to a peer group comprised of funds selected by with similar investment objectives and strategies and of similar size.  The Independent Trustees noted that the Adviser proposed to charge a unitary management fee of 2.50% of the Fund’s average net assets. The Trustees considered that while the proposed fee was higher than the median of the comparative peer group of funds with similar investment strategies, the fee was reflective of all operating expenses, other than acquired fund fees and expenses, shareholder servicing expenses, borrowing expenses and short selling expenses and certain other trading-related expenses, to be borne by the Fund. The Trustees further noted that the Adviser will only retain 0.35% of the gross unitary advisory fee for its services to the Fund. The Trustees then considered the allocation of the advisory fee payable to the Fund’s sub-adviser and the portion retained by the Adviser.  The Board concluded that based on the Adviser’s experience, expertise, and services to be provided to the Fund, the fees to be charged by the Adviser were reasonable and in the best interests of the Fund and its future shareholders.

Profitability. The Board also considered the level of profits that could be expected to accrue to the Adviser with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of the Adviser provided by the Adviser.  With respect to the Adviser, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from the Adviser’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent that the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current projected size of the Fund, the proposed Adviser’s expectations for growth of the Fund, and the unitary fee structure of the Fund. The Board concluded that the Fund had not yet commenced operations and that material economies of scale would not be achieved in the near term.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.  In considering the Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.

Approval of Sub-Advisory Agreement

At the Organizational Meeting, the Board, including a majority of the Independent Trustees also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Price Capital Management, Inc. (the “Sub-Adviser”).

 In connection with the Board’s consideration of the Sub-Advisory Agreement, the Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel; (b) the Adviser’s operations and financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s proposed overall fees and operating expenses compared with similar mutual funds; (f) the anticipated level of profitability from the Sub - Adviser’s fund-related operations; (g) the Sub - Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (h) information regarding the historical performance record of other pooled investment vehicles managed by the Sub-Adviser.

In its consideration of the approval of the Sub-Advisory Agreement, the Independent Trustees did not identify any single factor as controlling.  Matters considered by the Independent Trustees in connection with its approval of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services.   The Trustees reviewed materials provided by the Sub-Adviser related to the proposed Sub-Advisory Agreement with the Adviser on behalf of the Fund, including the proposed Sub-Advisory Agreement, the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel that would perform services for the Fund, including the individuals that primarily monitor and execute the investment process, and a certification from the Sub-Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.  In reaching their conclusions, the Trustees considered the experience and qualifications of the Sub-Adviser’s portfolio management team, the performance of Price Fund AQ, LP (the “Partnership”) that is proposing to reorganize as the Fund, and the other investment strategies managed by the Sub-Adviser, and the Sub-Adviser’s research capabilities, investment experience and compliance program.  The Trustees then concluded that Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Sub-Adviser to the Fund were satisfactory and reliable.

Performance.  The Trustees considered the past performance of the Partnership as well as other factors relating to Sub-Adviser’s track record.  The Trustees noted that the Partnership had delivered positive returns in each of the 1, 2, 3, 5 and 10 year and since inception periods. The Trustees concluded that Sub-Adviser was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses.  The Trustees then discussed the proposed fees to be paid to the Sub-Adviser.  The Trustees considered that the Sub-Adviser would be paid for its services under a unitary fee structure of 2.50%, less the fee payable to the Adviser and relevant operating expenses. The Trustees noted that the overall fee was higher than the median of the Fund’s comparative peer group, but that given the experience of the Sub-Adviser in managing unregistered hedge funds, as well as the sophistication required to manage the Fund’s portfolio, that the sub-advisory fees were acceptable in light of the quality of the services the Fund expected to receive from Sub-Adviser.

Profitability.  The Trustees considered the anticipated profits to be realized by the Sub-Adviser in connection with the operation of the Fund, based on the materials provided to them prior to the Meeting, and whether the amount of profit is a fair profit for providing sub-advisory services to the Fund.  The Trustees concluded that because of the Fund’s expected asset levels, they were satisfied that the Sub-Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Trustees that, based on the anticipated size of the Fund for the initial two years of the Sub-Advisory Agreement and the unitary fee structure of the Fund, that material economies of scale would not be achieved in the near term.

 Conclusion.  Having requested and received such information from Sub-Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees determined that approval of the Sub-Advisory Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.  In considering the Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.

PRIVACY NOTICE

ADVISORS PREFERRED TRUST

Rev. November 2012

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Advisors Preferred Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

ADVISORS PREFERRED TRUST

What we do:
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Advisors Preferred Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Advisors Preferred Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-747-9555 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-747-9555.

INVESTMENT ADVISOR

Advisors Preferred LLC

1445 Research Blvd., Suite 530

Rockville, MD 20850

SUB-ADVISOR

Price Capital Management, Inc.

85 Chanteclaire Circle

Gulf Breeze, FL 32561

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

       Catherine Ayer-Rigsby, President

Date

9/5/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

               Catherine Ayers-Rigsby, President

Date  9/5/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/5/13